Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Fees	Infrastructure	Total Payments
Total	$ 717	$ 2,654	$ 392	$ 3,763
CANADA | Province of British Columbia
Total	125	547	$ 392	1,064
CANADA | Saskatchewan Research Council
Total		372		372
CANADA | Lhtako Dene Nation
Total		109		109
MEXICO | Government of Mexico
Total	340	1,196		1,536
UNITED STATES | Government of the United States of America
Total		242		242
UNITED STATES | State of Utah
Total	$ 252			252
UNITED STATES | Town of Goshen
Total		$ 188		$ 188